AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2019

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500 Washington, DC 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 17, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 36 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 17, 2019 as the new effective date for Post-Effective Amendment No. 6 to the Trust’s Registration Statement, which was filed on June 5, 2018 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 12, 16, 21, 24, 27, 29 and 33 to the Trust’s Registration Statement filed on August 10, 2018, September 7, 2018, October 5, 2018, November 2, 2018, November 30, 2018, December 21, 2018 and January 18, 2019. This Amendment relates solely to Invesco BulletShares 2019 Municipal Bond ETF, Invesco BulletShares 2020 Municipal Bond ETF, Invesco BulletShares 2021 Municipal Bond ETF, Invesco BulletShares 2022 Municipal Bond ETF, Invesco BulletShares 2023 Municipal Bond ETF, Invesco BulletShares 2024 Municipal Bond ETF, Invesco BulletShares 2025 Municipal Bond ETF, Invesco BulletShares 2026 Municipal Bond ETF, Invesco BulletShares 2027 Municipal Bond ETF and Invesco BulletShares 2028 Municipal Bond ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of the Post-Effective Amendment No. 6 to the Trust’s Registration Statement, which was filed on June 5, 2018 and Part C of Post-Effective Amendment No. 30 to the Trust’s Registration Statement, which was filed on December 28, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 15th day of February, 2019.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	February 15, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	February 15, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	February 15, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	February 15, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 15, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 15, 2019
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 15, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	February 15, 2019
Yung Bong Lim

*/s/ Gary R. Wicker	Trustee	February 15, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	February 15, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		February 15, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with the Trust’s Initial Registration Statement and incorporated by reference herein.

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